Reconciliation of Gross Unrecognized Tax Benefits (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Line Items]
Noncurrent deferred tax assets	$ 63	[1]	$ 216	[1]	$ 143
Other taxes payable	33	[1]	159	[1]	122
Unrecognized Tax Benefits [Member]
Reconciliation of Unrecognized Tax Benefits [Line Items]
Noncurrent deferred tax assets	6		6		6
Other taxes payable	$ 26		$ 138		$ 108

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.